Note 08 - Other Income (Detail) - Deutsche Bank AG [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income [Line Items]
Insurance premiums		€ 12	€ 4	€ 3
Net income (loss) from hedge relationships qualifying for hedge accounting		386	335	(594)
Remaining other income (loss)	[1]	(131)	48	937
Total other income (loss)		€ 267	€ 387	€ 346

[1]	Includes net gains (losses) of € 32 million , € 41 million and € 404 million for the years ended December 31, 2024, 2023 and 2022, respectively, that are related to non-current assets and disposal groups held for sale